CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash [Member]	Professional Services [Member]	Licensed Technology [Member]	Common Stock [Member]	Common Stock [Member] Cash [Member]	Common Stock [Member] Professional Services [Member]	Common Stock [Member] Licensed Technology [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cash [Member]	Additional Paid-in Capital [Member] Professional Services [Member]	Additional Paid-in Capital [Member] Licensed Technology [Member]	Deficit Accumulated During the Development Stage [Member]	Deficit Accumulated During the Development Stage [Member] Cash [Member]	Deficit Accumulated During the Development Stage [Member] Professional Services [Member]	Deficit Accumulated During the Development Stage [Member] Licensed Technology [Member]
BEGINNING BALANCE at Nov. 06, 2002	$ 0				$ 0				$ 0				$ 0
BEGINNING BALANCE (in shares) at Nov. 06, 2002					0
Issuance of common stock		590,269	9,108			64	1			590,205	9,107			0	0
Issuance of common stock (in shares)						6,440,123	101,220
Net loss	0				0				0				0
ENDING BALANCE at Dec. 31, 2002	599,377				65				599,312				0
ENDING BALANCE (in shares) at Dec. 31, 2002					6,541,343
Issuance of common stock		4,937		80,412		0		2		4,937		80,410		0		0
Issuance of common stock (in shares)						37,958		203,483
Net loss	(295,790)				0				0				(295,790)
ENDING BALANCE at Dec. 31, 2003	388,936				67				684,659				(295,790)
ENDING BALANCE (in shares) at Dec. 31, 2003					6,782,784
Net loss	(342,761)				0				0				(342,761)
ENDING BALANCE at Dec. 31, 2004	46,175				67				684,659				(638,551)
ENDING BALANCE (in shares) at Dec. 31, 2004					6,782,784
Issuance of common stock		835,868				6				835,862				0
Issuance of common stock (in shares)						610,664
Net loss	(481,837)				0				0				(481,837)
ENDING BALANCE at Dec. 31, 2005	400,206				73				1,520,521				(1,120,388)
ENDING BALANCE (in shares) at Dec. 31, 2005					7,393,448
Issuance of common stock		7,097,072				22				7,097,050				0
Issuance of common stock (in shares)						2,202,179
Common stock repurchased	(31,667)				0				(31,667)
Common stock repurchased (in shares)					(43,819)
Stock-based compensation	43,994				0				43,994				0
Net loss	(963,440)				0				0				(963,440)
ENDING BALANCE at Dec. 31, 2006	6,546,165				95				8,629,898				(2,083,828)
ENDING BALANCE (in shares) at Dec. 31, 2006					9,551,808
Issuance of common stock		250,000				1				249,999				0
Issuance of common stock (in shares)						60,250
Exercise of warrant to purchase common stock	250,000				1				249,999				0
Exercise of warrant to purchase common stock (in shares)					75,045
Stock-based compensation	570,392				0				570,392				0
Net loss	(5,090,325)				0				0				(5,090,325)
ENDING BALANCE at Dec. 31, 2007	2,526,232				97				9,700,288				(7,174,153)
ENDING BALANCE (in shares) at Dec. 31, 2007					9,687,103
Issuance of common stock		12,931,562				31				12,931,531				0
Issuance of common stock (in shares)						3,132,999
Stock-based compensation	477,488				0				477,488				0
Net loss	(6,090,715)				0				0				(6,090,715)
ENDING BALANCE at Dec. 31, 2008	9,844,567				128				23,109,307				(13,264,868)
ENDING BALANCE (in shares) at Dec. 31, 2008					12,820,102
Stock-based compensation	502,199				0				502,199				0
Net loss	(6,219,873)				0				0				(6,219,873)
ENDING BALANCE at Dec. 31, 2009	4,126,893				128				23,611,506				(19,484,741)
ENDING BALANCE (in shares) at Dec. 31, 2009					12,820,102
Intrinsic value of beneficial conversion feature associated convertible debt	213,792				0				213,792				0
Stock-based compensation	353,340				0				353,340				0
Net loss	(4,560,263)				0				0				(4,560,263)
ENDING BALANCE at Dec. 31, 2010	133,762				128				24,178,638				(24,045,004)
ENDING BALANCE (in shares) at Dec. 31, 2010					12,820,102
Issuance of common stock upon conversion of convertible notes	3,184,707				42				3,184,665				0
Issuance of common stock upon conversion of convertible notes (in shares)					4,181,535
Issuance of common stock in a business combination	2,219,903				30				2,219,873				0
Issuance of common stock in a business combination (in shares)					2,959,871
Cash paid in lieu of fractional shares in a business combination	(145)				0				(145)				0
Cash paid in lieu of fractional shares in a business combination (in shares)					(41)
Issuance of common stock and warrants, net of issuance costs	10,164,546				169				10,164,377				0
Issuance of common stock and warrants, net of issuance costs (in shares)					16,928,204
Intrinsic value of beneficial conversion feature associated convertible debt	257,973				0				257,973				0
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	48,339				0				48,339				0
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					18,153
Stock-based compensation	907,460				0				907,460				0
Net loss	(7,435,422)				0				0				(7,435,422)
ENDING BALANCE at Dec. 31, 2011	9,481,123				369				40,961,180				(31,480,426)
ENDING BALANCE (in shares) at Dec. 31, 2011					36,907,824
Issuance of common stock and warrants, net of issuance costs	6,838,774				74				6,838,700				0
Issuance of common stock and warrants, net of issuance costs (in shares)					7,420,800
Issuance of common stock upon exercise of warrants	1,088,300				11				1,088,289				0
Issuance of common stock upon exercise of warrants (in shares)					1,088,300
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	43,855				10				43,845				0
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					981,073
Stock-based compensation	1,503,297				0				1,503,297				0
Net loss	(8,796,974)				0				0				(8,796,974)
ENDING BALANCE at Dec. 31, 2012	$ 10,158,375				$ 464				$ 50,435,311				$ (40,277,400)
ENDING BALANCE (in shares) at Dec. 31, 2012					46,397,997